Fair Value Measurements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 28, 2024
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loss on issuance of forward purchase agreement derivative liability	$ 0	$ 0	$ (4,935)	$ 0
Change in fair value of forward purchase agreement derivative liability	$ (8,228)	$ 0	$ (8,228)	$ 0
Forward Purchase Agreement [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reset price per share	$ 10		$ 10
Change in fair value of forward purchase agreement derivative liability	$ 8,228		$ 8,228
Forward Purchase Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities					$ 4,935